Earnings Per Share	9 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share

11. Earnings Per Share

Basic and diluted earnings per share of Class A common stock is presented for the three months ended December 31, 2020 and from September 16, 2020 through December 31, 2020, the period following the Reorganization and IPO. There were no shares of Class A common stock outstanding prior to September 16, 2020, therefore no earnings per share information has been presented for any period prior to that date.

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

	Three Months Ended December 31, 2020	Period from IPO date to December 31, 2020
(in thousands, except share and per share amounts)
Numerator:
Net income attributable to StepStone Group Inc. – Basic	$25,578	$24,788
Incremental income from assumed vesting of RSUs	877	820
Incremental income from assumed vesting and exchange of Class B2 units	2,014	1,948

Net income attributable to StepStone Group Inc. – Diluted	$28,469	$27,556

Denominator:
Weighted-average shares of Class A common stock outstanding – Basic	29,237,500	29,237,500
Assumed vesting of RSUs	1,012,657	977,400
Assumed vesting and exchange of Class B2 units	2,454,818	2,449,298

Weighted-average shares of Class A common stock outstanding – Diluted	32,704,975	32,664,198

Net income per share of Class A common stock:
Basic	$0.87	$0.85
Diluted	$0.87	$0.84

Diluted earnings per share of Class A common stock is computed by dividing net income (loss) attributable to SSG, giving consideration to the reallocation of net income between holders of Class A common stock and non-controlling interests, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities, if any.

Shares of the Company’s Class B common stock do not share in the earnings or losses attributable to SSG and therefore are not participating securities. As a result, a separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been included.

The calculation of diluted earnings per share excludes 65,578,831 shares of Class B units of the Partnership, which are exchangeable into Class A common stock under the if-converted method, as the inclusion of such shares would be anti-dilutive.